ACCUMULATED OTHER COMPREHENSIVE INCOME	12 Months Ended
Jul. 31, 2017
ACCUMULATED OTHER COMPREHENSIVE INCOME [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME

14. ACCUMULATED OTHER COMPREHENSIVE INCOME:

The only component of accumulated other comprehensive income is unrealized gains (losses) on available-for-sale securities.

A summary of the changes in accumulated other comprehensive income for the fiscal years ended July 31, 2017, 2016, and 2015 is as follows:

	Years Ended July 31,
	2017	2016	2015
Beginning balance, net of tax effect	$264,541	$196,033	$129,412
Other comprehensive income, net of tax effect:
Unrealized gains on available-for-sale securities	198,776	128,515	60,621
Tax effect	(68,000)	(43,000)	6,000
Unrealized gains on available-for-sale securities, net of tax effect	130,776	85,515	66,621

Amounts reclassified from accumulated other comprehensive income comprehensive income, net of tax effect:
Unrealized gain on available-for-sale securities reclassified	(40,841)	(25,007)	—
Tax effect	14,000	8,000	—
Amount reclassified, net of tax effect	(26,841)	(17,007)	—
Ending balance, net of tax effect	$368,476	$264,541	$196,033

A summary of the line items in the Consolidated Statements of Income and Retained Earnings affected by the amounts reclassified from accumulated other comprehensive income is as follows:

Details about accumulated other	Affected line item in the statement
comprehensive income components	where net income is presented
-------------------------------------------------------	-------------------------------------------------------
Other comprehensive income reclassified	Investment income
Tax effect	Income taxes provided